STOCK INCENTIVE PLANS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Options to purchase common stock under 2011 Stock Incentive Plan	23,440,456		20,016,367
Average exercise price under 2011 Stock Incentive Plan	$ 0.974		$ 0.556
Compensation expense	$ 191,184	$ 565,726	$ 868,314	$ 1,141,674
Unrecognized compensation costs	$ 1,222,173
Period for recognition	3 years 9 months 25 days
Stock options granted	14,786,995
Aggregate intrinsic value	$ 22,272,524
Particle, Inc.
Options to purchase common stock under 2011 Stock Incentive Plan	7,200,000		5,250,000
Compensation expense	$ 111,365	$ 0
Unrecognized compensation costs	$ 729,917
Period for recognition	4 years 5 months 23 days
Stock options granted	1,000,000
Aggregate intrinsic value	$ 700,000
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	14,786,995		4,805,000
Average exercise price under 2011 Stock Incentive Plan	$ 1.509		$ 1.161